U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                     Please print or type

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1.  Name and address of issuer:

    Stein Roe Income Trust
    One South Wacker Drive
    Chicago, IL  60606
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2. Name of each series or class of funds for which this notice is filed:

    Stein Roe Income Fund
    Stein Roe Government Income Fund
    Stein Roe High Yield Fund
    Stein Roe Intermediate Bond Fund
    Stein Roe Cash Reserves Fund
    Stein Roe Government Reserves Fund
    Stein Roe Limited Maturity Income Fund
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3.  Investment Company Act File Number:  811-4552

    Securities Act File Number:  33-02633
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4.  Last day of fiscal year for which this notice is filed:
    June 30, 1997
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
    termination of the issuer's 24f-2 declaration:     [ ]
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6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):  Not applicable
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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None
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9.  Number and aggregate sale price of securities sold during the fiscal year:
                                             Shares       Dollars
                                       ---------------  --------------
 Stein Roe Income Fund                    13,489,586    $131,567,746
 Stein Roe Government Income Fund          1,339,482      13,044,277
 Stein Roe High Yield Fund                 1,391,803      14,080,347
 Stein Roe Intermediate Bond Fund         13,801,974     119,664,768
 Stein Roe Cash Reserves Fund            846,211,558     846,211,558
 Stein Roe Government Reserves Fund       77,030,020      77,030,020
 Stein Roe Limited Maturity Income Fund      275,170       2,638,552
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             Shares       Dollars
                                       ---------------  --------------
 Stein Roe Income Fund                    13,489,586    $131,567,746
 Stein Roe Government Income Fund          1,339,482      13,044,277
 Stein Roe High Yield Fund                 1,391,803      14,080,347
 Stein Roe Intermediate Bond Fund         13,801,974     119,664,768
 Stein Roe Cash Reserves Fund            846,211,558     846,211,558
 Stein Roe Government Reserves Fund       77,030,020      77,030,020
 Stein Roe Limited Maturity Income Fund      275,170       2,638,552
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                            Shares         Dollars
                                       ---------------  -------------
 Stein Roe Income Fund                    1,816,451     $17,735,501
 Stein Roe Government Income Fund           126,733       1,233,480
 Stein Roe High Yield Fund                   34,606         427,440
 Stein Roe Intermediate Bond Fund         1,884,144      16,336,520
 Stein Roe Cash Reserves Fund            19,880,890      19,880,890
 Stein Roe Government Reserves Fund       2,328,007       2,328,007
 Stein Roe Limited Maturity Income Fund      10,630         101,932
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12. Calculation of registration fee:

  (i) Aggregate sale price of securities sold during
      the fiscal year in reliance on rule 24f-2
      (from Item 10):                                  $1,204,237,268

 (ii) Aggregate price of shares issued in connection
      with dividend reinvestment plans (from Item 11,
      if applicable):                                     +58,043,770
(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year (if
      applicable):                                     -1,229,884,199

 (iv) Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to rule
      24f-2 (if applicable):                           +          -0-

  (v) Net aggregate price of securities sold and
      issued during the fiscal year in reliance on
      rule 24f-2 ([line (i), plus line (ii), less
      line (iii), plus line (iv)] (if applicable):         32,396,839

 (vi) Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable law
      or regulation (see Instruction C.6):             x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by
      line (vi)]:                                              $9,817
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Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules
    of Informal and Other Procedures (17 CRF 202.3a).     [X]

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:  8/26/97
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                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)  GARY A. ANETSBERGER
                           Gary A. Anetsberger, Senior Vice-President and Treasurer
Date: August 27, 1997

*Please print the name and title of the signing officer below the signature.

                   BELL, BOYD & LLOYD
                THREE FIRST NATIONAL PLAZA
            70 WEST MADISON STREET, SUITE 3300
               CHICAGO, ILLINOIS 60602-4207
                      312-372-1121
                   FAX 312-372-2098


                     August 25, 1997

Stein Roe Income Trust
One South Wacker Drive
Chicago, Illinois  60606-4685

Ladies and Gentlemen:

                     Rule 24f-2 Notice

We have represented Stein Roe Income Trust, a Massachusetts business trust (Trust), in connection with the filing with the Securities and Exchange Commission of the Trust's Rule
24f-2 Notice for the fiscal year ended June 30, 1997 pursuant to rule 24f-2 under the Investment Company Act of 1940 (rule 24f-2). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Trust and resolutions of its board of trustees authorizing the issuance of shares.

Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, without par value, of the Trust sold during the 1997 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectuses of the Trust included in its registration statement on form N-
1A):

                                               Shares
                                           Sold Pursuant
Series of the Trust                        to Rule 24f-2
--------------------                       --------------
Stein Roe Cash Reserves Fund                 866,092,448
Stein Roe Government Income Fund               1,466,215
Stein Roe Government Reserves Fund            79,358,027
Stein Roe High Yield Fund                      1,426,409
Stein Roe Income Fund                         15,306,037
Stein Roe Intermediate Bond Fund              15,686,118
Stein Roe Limited Maturity Income Fund           285,800


Stein Roe Income Trust
August 25, 1997
Page two

We consent to the filing of this opinion with the Trust's
Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under section 7 of the Securities Act of 1933.

                        Very truly yours,


                        BELL, BOYD & LLOYD